Summary of significant accounting policies (Details Narrative) - EUR (€)			1 Months Ended			6 Months Ended		12 Months Ended
	Dec. 15, 2021	May 20, 2021	Apr. 30, 2022	Jun. 30, 2021	May 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Share capital increased				€ 50,000
Common stock, shares authorized						59,700,000		59,700,000
Common stock, shares, issued						18,216,858		18,216,858
Common stock, shares, outstanding						18,216,858		18,216,858
Number of options shares outstanding						147,783
Foreign exchange gains unrealized						€ 1,826,330	€ (9,111)
Tax credit on investments in research and development, percentage						20.00%		20.00%
Tax credit on investments in research and development, annual amount						€ 4,200,000
Number of shares awarded			147,783
Number of shares outstanding, percentage					10.00%
Number of shares issued	2,400,000
Equipment And Furniture [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives						15 years
Electronic Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives						10 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, description						based on the shorter of the life of the leasehold improvement or the remaining term of the lease.
Common Stock [Member]
Property, Plant and Equipment [Line Items]
Number of shares outstanding				15,000,000		18,216,858	15,000,000	18,216,858
Warrant [Member]
Property, Plant and Equipment [Line Items]
Number of shares issued						23,502
Exercisable percentage of warrant						125.00%
Exercise price, per share						€ 14.375
Share-Based Payment Arrangement, Option [Member] | Common Stock [Member]
Property, Plant and Equipment [Line Items]
Number of options shares outstanding						18,216,858
Number of shares authorized						1,821,685
Number of shares outstanding, percentage						10.00%
Maximum [Member]
Property, Plant and Equipment [Line Items]
Tax credit on investments in research and development, annual amount						€ 4,000,000.0		€ 4,000,000.0
Maximum [Member] | Common Stock [Member]
Property, Plant and Equipment [Line Items]
Share-based payment award, options, number of shares, period increase		2,700,000
Number of shares available for issuance		2,700,000
Number of shares outstanding						27,000,000
Minimum [Member] | Common Stock [Member]
Property, Plant and Equipment [Line Items]
Number of shares available for issuance		1,821,685
Warrant [Member]
Property, Plant and Equipment [Line Items]
Antidilutive securities, earnings per share, amount						23,502
Share-Based Payment Arrangement, Option [Member]
Property, Plant and Equipment [Line Items]
Antidilutive securities, earnings per share, amount						147,783
Equity Incentive Plan 2021 - 2025 [Member]
Property, Plant and Equipment [Line Items]
Number of ordinary shares reserved						2,700,000